UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000
Check here if Amendment [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive
		Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required item, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne		Beverly Hills, CA		May 3, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMNINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	$157,422

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AMR Corp                       COM              001765106      249     7800 SH       SOLE                     7800
AON Corporation                COM              037389103      303     9408 SH       SOLE                     9408
AT&T                           COM              001957109      439     7792 SH       SOLE                     7792
AXA Financial (frmly Equitable COM              29444G107     1539    42900 SH       SOLE                    42900
Aegon N V-ADR                  COM              007924103      215     2675 SH       SOLE                     2675
America Online                 COM              02364j104      243     3600 SH       SOLE                     3600
American General Corp          COM              026351106     1332    23732 SH       SOLE                    23732
American Home Products Corp    COM              026609107      215     4000 SH       SOLE                     4000
American Intl Group            COM              026874107      207     1894 SH       SOLE                     1894
Apple Computers Inc            COM              037833100     3613    26600 SH       SOLE                    26600
Ariba Inc Com                  COM              04033v104      639     6100 SH       SOLE                     6100
BP Amoco PLC Spons ADR         COM              055622104      620    11642 SH       SOLE                    11642
Bank of America (New)          COM              06605F102      285     5431 SH       SOLE                     5431
Barnes & Noble Inc             COM              067774109      703    30000 SH       SOLE                    30000
BellSouth Corp                 COM              079860102     1194    25464 SH       SOLE                    25464
Berkshire Hathaway Cl B        COM              084670207     1218      669 SH       SOLE                      669
Boeing Co                      COM              097023105     1379    36480 SH       SOLE                    36480
Bristol Myers                  COM              110122108     5320    91716 SH       SOLE                    91716
Cendant Corp.                  COM              151313103     1354    73214 SH       SOLE                    73214
Chase Manhattan Bank (New)     COM              16161A108     2014    23094 SH       SOLE                    23094
Cheung Kong Holding            COM              166744201      446    30000 SH       SOLE                    30000
Chevron Corp                   COM              166751107     2139    23144 SH       SOLE                    23144
Circuit City Stores - Circuit  COM              172737108      548     9000 SH       SOLE                     9000
Cisco Systems Inc              COM              17275R102     3900    50450 SH       SOLE                    50450
CitiGroup Inc.                 COM              13218P105     3693    61678 SH       SOLE                    61678
Clear Channel Communications,  COM              184502102      373     5400 SH       SOLE                     5400
Coca-Cola Co                   COM              191216100     2201    46887 SH       SOLE                    46887
Columbia HCA Healthcare Corp.  COM                             400    15800 SH       SOLE                    15800
Dell Computer Corp.            COM              247025109     1273    23600 SH       SOLE                    23600
Delta Airlines                 COM              247361108      392     7356 SH       SOLE                     7356
Donaldson, Lufkin & Jenrette,  COM              257661108     2070    40000 SH       SOLE                    40000
Enron Corp.                    COM              293561106      299     4000 SH       SOLE                     4000
Exxon Mobil Corporation        COM              302290101     4217    54107 SH       SOLE                    54107
Federal National Mortage Assn  COM              313586109      823    14542 SH       SOLE                    14542
Federated Department Stores In COM              31410H101     1091    25813 SH       SOLE                    25813
First Union Real Estate        COM              337400105      247    89880 SH       SOLE                    89880
FleetBoston Financial Corp.    COM              338915101     1309    35852 SH       SOLE                    35852
Ford Motor Cp DE               COM              345370100     1166    25392 SH       SOLE                    25392
Freddie Mac - Voting Common    COM              313400301     7422   167964 SH       SOLE                   167964
Freeport McMoran Copper & Gold COM              35671D857      216    17904 SH       SOLE                    17904
Gemstar International Group Lt COM                             344     4000 SH       SOLE                     4000
General Electric               COM              369604103    11645    74828 SH       SOLE                    74828
General Motors Class H New     COM              370442832     1521    12218 SH       SOLE                    12218
Gillette Company               COM              375766102      870    23088 SH       SOLE                    23088
Globalstar Telecommunications  COM              3930H1047      423    30500 SH       SOLE                    30500
Halliburton Co.                COM                             502    12200 SH       SOLE                    12200
Heinz (H.J.)                   COM              423074103      335     9600 SH       SOLE                     9600
Hewlett Packard Co             COM              428236103     4760    35820 SH       SOLE                    35820
High Yield Plus Fund           COM              429906100       62    10000 SH       SOLE                    10000
Icos Corp New                  COM              449295104      289     8000 SH       SOLE                     8000
Intel Corp                     COM              458140100     8869    67220 SH       SOLE                    67220
International Business Machine COM              459200101     6939    58804 SH       SOLE                    58804
Johnson & Johnson              COM              478160104     1333    18972 SH       SOLE                    18972
Kimberly-Clark                 COM              494368103     2313    41260 SH       SOLE                    41260
Loews Cos.                     COM              540424108     1988    39756 SH       SOLE                    39756
Loral Space & Communications L COM              G56462107      202    20000 SH       SOLE                    20000
Lucent Technologies, Inc. (AT& COM              549463107     1309    21364 SH       SOLE                    21364
MCI Worldcom Inc GA            COM              55268B106     1018    22475 SH       SOLE                    22475
May Department Stores Comp     COM              577778103     4412   154793 SH       SOLE                   154793
McDonald's Corp                COM              580135101     1157    30960 SH       SOLE                    30960
Mead Corp Com                  COM              582834107      255     7300 SH       SOLE                     7300
Meadowbrook Golf Inc           COM              583195102     1686   562050 SH       SOLE                   562050
Merck & Co.                    COM              589331107     8300   133600 SH       SOLE                   133600
Microsoft Corp                 COM              594918104     1391    13090 SH       SOLE                    13090
Motorola Inc.                  COM              620076109     1823    12484 SH       SOLE                    12484
Mueller Industries Inc         COM              624756102     1002    33000 SH       SOLE                    33000
NTL Inc.                       COM              629407107      435     4687 SH       SOLE                     4687
Park Place Entertainment Corp( COM              700690100      387    33488 SH       SOLE                    33488
Payless Shoesource Inc         COM              704379106     1067    20549 SH       SOLE                    20549
PepsiCo                        COM              713448108      980    28100 SH       SOLE                    28100
Pfizer, Inc.                   COM              717081103     3449    94340 SH       SOLE                    94340
Philip Morris Companies        COM              718154107     1415    66980 SH       SOLE                    66980
Providian Corp                 COM              74406A102      390     4500 SH       SOLE                     4500
Qualcom                        COM                            1463     9800 SH       SOLE                     9800
Reuters Group PLC Spons ADR    COM              76132m102     1052     8809 SH       SOLE                     8809
Royal Dutch Petroleum NV ADR   COM              780257804     1883    32572 SH       SOLE                    32572
SBC Communications Inc         COM              78387G103      695    16508 SH       SOLE                    16508
Sabre Holdings Corp.           COM                             206     5636 SH       SOLE                     5636
Singapore Airlines             COM              870794302      999   108000 SH       SOLE                   108000
Sun Microsystems               COM              866810104     2924    31200 SH       SOLE                    31200
Swire Pacific Ltd Spons ADR Rp COM              870794302      155    30000 SH       SOLE                    30000
Texaco Inc                     COM              881694103     2385    44370 SH       SOLE                    44370
Time Warner                    COM              887315109     2605    26050 SH       SOLE                    26050
U.S. Bancorp (Formerly First B COM              902973106     2867   131067 SH       SOLE                   131067
USA Networks Inc (formerly HSN COM              902984103      460    20400 SH       SOLE                    20400
Univision                      COM              914906102     1130    10000 SH       SOLE                    10000
Viacom Inc Cl B                COM              925524308     2426    46000 SH       SOLE                    46000
WalMart Stores                 COM              931142103      288     5100 SH       SOLE                     5100
Walt Disney Co.                COM              254687106     2003    48558 SH       SOLE                    48558
Warner Lambert Co Com          COM              934488107     1055    10800 SH       SOLE                    10800
News Corp Ltd ADR Voting Shs P PRD              652487802     2250    47117 SH       SOLE                    47117